Share-based payments (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Rsu beginning balance		87,642	42,896
Weighted average grant date fair value per share, Rsu beginning balance		$ 11.43	$ 12.24
Rsu Granted		68,273	59,441
Weighted average grant date fair value per share, Rsu granted		$ 3.57	$ 8.00
Rsu Vested	[1]	(19,013)	(14,253)
Weighted average grant date fair value per share, Rsu vested	[1]	$ 9.27	$ 12.17
Rsu Forfeited		(14,149)	(442)
Weighted average grant date fair value per share, Rsu forfeited		$ 12.73	$ 12.24
Rsu ending balance		122,753	87,642
Weighted average grant date fair value per share, Rsu ending balance		$ 6.63	$ 11.43

[1]	No ordinary shares were issued in connection with the RSUs that vested during the six-month period ended June 30, 2023 and the year ended December 31, 2022.